March 2, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen International Trust (the “Trust")

Evergreen Emerging Markets Growth Fund
Evergreen Global Large Cap Equity Fund
Evergreen Global Opportunities Fund
Evergreen International Equity Fund
Evergreen Intrinsic World Equity Fund
Evergreen Precious Metals Fund (the "Funds")

Post-Effective Amendment No. 39 to Registration Statement

No. 333-42195/811-08553

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 39 to Registration Statement No. 333-42195/811-08553) (Accession no. 0000907244-10-000275) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 26, 2010.

If you have any questions or would like further information, please call Nate Whiteley at (617) 210-3655.

Very truly yours,

/s/ Maureen Towle

Maureen Towle